STOCKHOLDERS' EQUITY (Details) (USD $)	1 Months Ended	110 Months Ended			9 Months Ended						9 Months Ended				12 Months Ended		9 Months Ended
	Oct. 31, 2012	Dec. 31, 2011	Oct. 11, 2012	Sep. 30, 2012	Sep. 30, 2012 Warrant One [Member]		Sep. 30, 2012 Warrant Two [Member]	Sep. 30, 2012 Warrant Three [Member]	Sep. 30, 2012 Warrant Three [Member] Minimum [Member]	Sep. 30, 2012 Warrant Three [Member] Maximum [Member]	Sep. 30, 2012 June Offering One [Member]	Sep. 30, 2012 June Offering Two [Member]		Sep. 30, 2012 Underwritten Offering [Member]	Dec. 31, 2011 Underwritten Offering [Member]	Dec. 06, 2011 Underwritten Offering [Member]	Sep. 30, 2012 April Private Placement [Member]	Dec. 31, 2011 April Private Placement [Member]
Number Of Shares Issuable Upon Exercise Of Outstanding Warrants (in shares)				23,767,459	27,310	[1]	105,040	91,524			2,981,440	5,255,000	[2]	9,248,334			6,058,811
Warrants Exercise Price (in dollars per share)	$ 1.00	$ 0.75	$ 1.00		$ 0.60	[1]	$ 16.065		$ 99.45	$ 100.98	$ 1.25	$ 1	[2]	$ 0.6		$ 0.6	$ 0.75	$ 0.75
Warrants Expiration Date	Oct. 11, 2012	Sep. 11, 2012			Jul. 27, 2015	[1]	Jul. 27, 2015	Dec. 31, 2015			Jun. 13, 2017	Oct. 11, 2012	[2]	Dec. 06, 2016	Dec. 06, 2016		Mar. 31, 2016

[1]	The exercise prices of these warrants are subject to adjustment for "down-rounds" and have been accounted for as derivative instruments as described in Note 2.
[2]	During the three months ended September 30, 2012, the Company received exercises with respect to warrants to purchase 150,800 shares of common stock and warrants to purchase 15,000 shares of common stock expired. During October 2012, warrants to purchase 937,500 of common stock were exercised and the remaining warrants to purchase 4,317,500 shares of common stock expired unexercised.